VARIABLE INTEREST ENTITIES ("VIEs") - SCHEDULE OF ASSETS AND LIABILITIES IMPACTING BALANCE SHEET (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Liabilities
Long-term debt	$ 1,011,926	$ 1,196,899
Eskimo SPV Agreement | Golar Eskimo
Liabilities
Short-term debt	11,545	11,836
Long-term debt	$ 173,902	$ 187,401